LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents, including restricted cash	$ 171,733	$ 135,564	$ 72,483
Notional value	45,000
Repayment of borrowings	$ 253,420	$ 746,475	$ 169,177
Newbuilding on order for delivery	1	2	4
Total outstanding CAPEX related to newbuildings	$ 38,000	$ 86,000	$ 51,000
Value of borrowings	1,142,800	845,200	854,700
Scheduled minimum payments on mortgage debt and bank loans in 2018	151,000
Lease agreement amount	5,600	8,300	30,600
Hamburg Commercial Bank | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	25,000
China Development Bank Financial [Member]
Liquidity And Capital Resources [Line Items]
Value of borrowings	151,000
Japanese leasing providers
Liquidity And Capital Resources [Line Items]
Lease agreement amount	77,000
Bocomm Leasing
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	38,000
Value of borrowings	38,000
Lease agreement amount	197,000
Credit facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	38,000	$ 132,000	$ 173,000
Working capital facility
Liquidity And Capital Resources [Line Items]
Notional value	45,000
Working capital facility | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	45,000
Term facility I | Hamburg Commercial Bank | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	59,000
Term facility II | Hamburg Commercial Bank | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	26,000
TFA Facility 1 | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	177,000
TFA Facility 1 | Eight MR vessels [Member]
Liquidity And Capital Resources [Line Items]
Repayment of borrowings	83,000
TFA Facility 1 | Danish ship finance | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	222,000
TFA Facility 1 | China export import Bank | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	45,000
TFA Facility 1 | KfW-IPEX Bank | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	41,000
Lease Facility
Liquidity And Capital Resources [Line Items]
Scheduled repayments on lease agreements	37,000
Lease Facility | Three LR Two Vessels [Member]
Liquidity And Capital Resources [Line Items]
Value of borrowings	100,000
Lease Facility | Scrubber Installations
Liquidity And Capital Resources [Line Items]
Value of borrowings	7,000
Lease Facility | Bocomm Leasing
Liquidity And Capital Resources [Line Items]
Value of borrowings	52,000
Lease Facility | Bocomm Leasing | Newbuilding LR2 vessel [Member]
Liquidity And Capital Resources [Line Items]
Value of borrowings	38,000
Revolving Credit Facilities | Maximum
Liquidity And Capital Resources [Line Items]
Notional value	$ 57,000